UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:

/s/Philippe Laffont               New York, NY               August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $1,910,260
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------
1.         028-12788                 Coatue Offshore Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                        COATUE MANAGEMENT, LLC
                                                             June 30, 2010




COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                       VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
--------------                --------         -----      --------   -------   --- ----  ----------  --------  ----      ------ ----
ACME PACKET INC               COM              004764106   41,258    1,534,878 SH        DEFINED     1         1,534,878 0      0
AMAZON COM INC                COM              023135106  173,173    1,584,961 SH        DEFINED     1         1,584,961 0      0
AMERICAN SUPERCONDUCTOR CORP  COM              030111108    9,108      341,267 SH        DEFINED     1           341,267 0      0
AMERICAN TOWER CORP           CL A             029912201   87,000    1,955,054 SH        DEFINED     1         1,955,054 0      0
APPLE INC                     COM              037833100  344,306    1,368,846 SH        DEFINED     1         1,368,846 0      0
ARUBA NETWORKS INC            COM              043176106   21,833    1,533,221 SH        DEFINED     1         1,533,221 0      0
ASSURED GUARANTY LTD          COM              G0585R106   14,498    1,092,565 SH        DEFINED     1         1,092,565 0      0
ASSURED GUARANTY LTD          COM              G0585R106   13,270    1,000,000 SH  PUT   DEFINED     1         1,000,000 0      0
BAIDU INC                     SPON ADR REP A   056752108  195,715    2,874,775 SH        DEFINED     1         2,874,775 0      0
CIENA CORP                    COM NEW          171779309   40,978    3,231,669 SH        DEFINED     1         3,231,669 0      0
CITRIX SYS INC                COM              177376100  188,470    4,462,951 SH        DEFINED     1         4,462,951 0      0
CROWN CASTLE INTL CORP        COM              228227104  127,065    3,410,220 SH        DEFINED     1         3,410,220 0      0
EQUINIX INC                   COM NEW          29444U502   90,678    1,116,448 SH        DEFINED     1         1,116,448 0      0
F5 NETWORKS INC               COM              315616102  218,972    3,193,401 SH        DEFINED     1         3,193,401 0      0
INTERNATIONAL RECTIFIER CORP  COM              460254105   40,865    2,195,872 SH        DEFINED     1         2,195,872 0      0
NEUTRAL TANDEM INC            COM              64128B108      550       48,919 SH        DEFINED     1            48,919 0      0
NUTRI SYS INC NEW             COM              67069D108   14,102      614,747 SH        DEFINED     1           614,747 0      0
SANDISK CORP                  COM              80004C101  109,915    2,612,673 SH        DEFINED     1         2,612,673 0      0
SBA COMMUNICATIONS CORP       COM              78388J106   56,809    1,670,359 SH        DEFINED     1         1,670,359 0      0
SOLARWINDS INC                COM              83416B109   42,263    2,634,853 SH        DEFINED     1         2,634,853 0      0
STEC INC                      COM              784774101    6,082      484,250 SH        DEFINED     1           484,250 0      0
TD AMERITRADE HLDG CORP       COM              87236Y108   66,125    4,321,890 SH        DEFINED     1         4,321,890 0      0
TECHTARGET INC                COM              87874R100    1,987      369,258 SH        DEFINED     1           369,258 0      0
UTSTARCOM INC                 COM              918076100    5,238    2,846,979 SH        DEFINED     1         2,846,979 0      0




SK 02984 0008 1119705